                                                                          NUVEEN

NUVEEN NATIONAL
INSURED UNIT TRUST 315                                                       851


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
RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.31 - 5.53%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.38 - 5.64%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 13, 1996                     - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $10,000,000 in 100,000 units
Average Life    27.6 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.79 to $97.81 depending on the purchase amount
Cusip           6710A4 645 monthly payment plan
Numbers         6710A4 652 quarterly payment plan
                6710A4 660 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

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PORTFOLIO INCOME DIVERSIFICATION

Colorado                9.0  %          Illinois               10.0  %          Indiana                15.3  %
Louisiana              10.0             Massachusetts          15.1             New York                9.8
Oklahoma               10.3             Pennsylvania           20.5

MATURITY DATES (Descrtiption of Chart)
2015-19                                            11.2%
2020-24                                            30.0%
2025+                                              58.8%

The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 03/12/96*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.30%
     Tax Equivalent Yield                          5.31%

Treasury Bonds
     Pre-Tax                                       7.00%
     Tax Equivalent Yield                          6.65%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

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 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   880,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1995A, 5.70% Due 11/15/25.                                                  2005 at 102
     130,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Bonds, Series 1992A, 0.00% Due 6/15/15. (Original issue discount bonds delivered on or about January 5, 1993 at a price of 22.783%
              of principal amount.)                                                       No Optional
                                                                                              Call
   1,000,000  Regional Transportation Authority (Cook, DuPage, Kane, Lake, McHenry and                 AAA   Aaa
              Will Counties, Illinois), General Obligation Refunding Bonds, Series 1996,
              5.60% Due 6/1/25.                                                           2005 at 102
   1,500,000  Indiana Health Facility Financing Authority, Hospital Revenue Refunding and              AAA   Aaa
              Improvement Bonds, Series 1995 (Community Hospitals Projects), 5.70% Due
              5/15/22.                                                                    2006 at 102
   1,000,000  Ernest N. Morial-New Orleans (Louisiana), Exhibition Hall Authority,                     AAA   Aaa
              Special Tax Bonds, Series 1996-C, 5.60% Due 7/15/25.                        2006 at 101
   1,000,000  Massachusetts Bay Transportation Authority, General Transportation System                AAA   Aaa
              Bonds, 1995 Series A, 5.75% Due 3/1/25. (General Obligation Bonds.)         2005 at 102
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,                AAA   Aaa
              New England Medical Center Hospitals Issue, Series G-1, 5.375% Due 7/1/24.  2004 at 102
     990,000  New York City (New York), Municipal Water Finance Authority, Water and                   AAA   Aaa
              Sewer System Revenue Bonds, Fixed Rate Fiscal 1994 Series B, 5.50% Due
              6/15/19.                                                                    2004 at 101
   1,000,000  Tulsa Metropolitan Utility Authority (Tulsa, Oklahoma), Utility Revenue                  AAA   Aaa
              Bonds, Series 1995, 5.75% Due 9/1/25.                                       2005 at 102
   1,000,000  Cambria County Industrial Development Authority (Pennsylvania), Pollution                AAA   Aaa
              Control Revenue Refunding Bonds, 1995 Series A (Pennsylvania Electric
              Company Project), 5.80% Due 11/1/20.                                        2005 at 102
   1,000,000  Lehigh County (Pennsylvania), General Purpose Authority, Hospital Revenue                AAA   Aaa
              Bonds (Lehigh Valley Hospital), Series B of 1995, 5.625% Due 7/1/25.        2005 at 102
 ----------------------------------------------------------------------------------------------------------------
 $10,000,000  TOTAL             11 BONDS FROM 8 STATES

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HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/12/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.79     4.90 %      5.31%   5.38%   5.34%   5.41%   5.36%   5.42 %
 500 / $50,000              100.63     4.75        5.32    5.38    5.35    5.41    5.37    5.43
 1,000 / $100,000           100.37     4.50        5.33    5.41    5.37    5.44    5.39    5.45
 2,500 / $250,000           100.10     4.25        5.35    5.42    5.38    5.45    5.40    5.47
 5,000 / $500,000            99.33     3.50        5.39    5.48    5.42    5.51    5.44    5.53
 10,000 / $1,000,000         98.81     3.00        5.42    5.52    5.45    5.55    5.47    5.57
 25,000 / $2,500,000         98.31     2.50        5.45    5.55    5.48    5.58    5.50    5.60
 50,000 / $5,000,000         97.81     2.00        5.47    5.59    5.51    5.62    5.53    5.64

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.31  % 7.38%   7.70%   8.30%   8.79%
         5.32    7.39    7.71    8.31    8.81
         5.33    7.40    7.72    8.33    8.82
         5.35    7.43    7.75    8.36    8.86
         5.39    7.49    7.81    8.42    8.92
         5.42    7.53    7.86    8.47    8.97
         5.45    7.57    7.90    8.52    9.02
         5.47    7.60    7.93    8.55    9.06

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .2676
 Monthly plan            5/15/96       .4461   $ 5.3544
 Quarterly plan          5/15/96       .4488
                         8/15/96      1.3464     5.3864
 Semi-annual plan        5/15/96       .4503
                        11/15/96      2.7018     5.4054
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.86 =  99.147
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/12/96)        interest
 99.147       X   $5.3544        =   $530.87
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)